Financing Receivable (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Financing Receivable
Financing receivable	$ 42,875,260		$ 43,864,192
Financing receivable carrying value	$ 43,899,055
Financing receivable annual interest rate	6.50%
Principal amount	$ 40,335,750		42,412,500
Interest receivable amount	2,539,510		$ 1,451,692
Net financing interest income	$ 1,206,998	$ 52,248